Schedule of other financial assets, Non-current (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of financial assets [line items]
Total	$ 326	₨ 23,838	₨ 30,233
Security deposits [member]
Disclosure of financial assets [line items]
Total		₨ 23,838	₨ 30,233